LINES OF CREDIT	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
LINES OF CREDIT
11.	LINES OF CREDIT

Lines of Credit – working capital

The Company has entered into unsecured revolving credit agreements with several financial institutions to fund working capital requirements (“WC Lines of Credit”). The WC Lines of Credit provide the Company with the ability to borrow funds under consolidated lines of credit of up to approximately $50,000. Interest rates range from 5.6% to 13.36%. The WC Lines of Credit renew automatically on an annual basis. The Company and certain of its subsidiaries are borrowers under the WC Lines of Credit, and their obligations are cross guaranteed by certain other subsidiaries.

Lines of Credit – wheat inventories

The Company has entered into credit agreements with several financial institutions for asset-based credit facilities in order to fund wheat raw material purchases (“Wheat Credit Facilities”). The Wheat Credit Facilities provide the ability to borrow funds under consolidated lines of credit of up to approximately $80,828, subject to certain borrowing base criteria. The Wheat Credit Facilities are secured by the Company’s inventory. Interest rates range from 2.75% to 7.5% per annum. The Wheat Credit Facilities must be renewed on a semi-annual basis. The Company and certain of its subsidiaries are borrowers under the Wheat Credit Facilities, and their obligations are cross guaranteed by certain other subsidiaries.

Demand Letter

In December 2024, the Company received a demand letter from a lender requesting immediate repayment of two outstanding loan facilities. The demand was issued as a result of a shortfall in the level of inventory pledged as collateral under the terms of the loan agreements. A review performed by the lender determined that the pledged inventory had fallen below the required threshold, constituting a breach of the collateral coverage terms and triggering a default provision under the agreements.

The outstanding balance of the loan facilities subject to the demand is $42,000. The Company is currently in active discussions with the lender to resolve the matter, which may include reinstating compliance through the provision of additional collateral or refinancing the facility under revised terms.

At this time, no assurance can be given regarding the outcome of these negotiations. The Company is evaluating the financial and operational implications of this demand and will take all necessary measures to protect its interests and ensure continuity of operations. Management has assessed the implications of this event and has included the related borrowings as current liabilities as of December 31, 2025.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)